Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 143
2023	143
2024	143
2025	893
2026	142
Thereafter	1,188
Total	$ 2,652